Segment information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total segments
Disclosure of operating segments [line items]
Revenue	€ 196,618	€ 184,582	€ 142,323
Segment adjusted EBITDA	€ 36,740	€ 32,573	€ 22,765
Segment adjusted EBITDA %	18.686%	17.6469%	15.9953%
Materialise Software [Member]
Disclosure of operating segments [line items]
Revenue	€ 41,654	€ 37,374	€ 35,770
Segment adjusted EBITDA	€ 13,812	€ 11,536	€ 13,926
Segment adjusted EBITDA %	33.1589%	30.8664%	38.9321%
Materialise Medical [Member]
Disclosure of operating segments [line items]
Revenue	€ 60,808	€ 52,252	€ 42,841
Segment adjusted EBITDA	€ 10,774	€ 10,252	€ 4,400
Segment adjusted EBITDA %	17.7181%	19.6203%	10.2705%
Materialise Manufacturing [Member]
Disclosure of operating segments [line items]
Revenue	€ 94,156	€ 94,956	€ 63,712
Segment adjusted EBITDA	€ 12,154	€ 10,785	€ 4,439
Segment adjusted EBITDA %	12.9084%	11.3579%	6.9673%
Unallocated amounts [Member]
Disclosure of operating segments [line items]
Revenue	€ 61	€ 139	€ 250
Segment adjusted EBITDA	€ (10,084)	€ (9,047)	€ (8,155)
Segment adjusted EBITDA %	0.00%	0.00%	0.00%
Consolidated Segments [Member]
Disclosure of operating segments [line items]
Revenue	€ 196,679	€ 184,721	€ 142,573
Segment adjusted EBITDA	€ 26,656	€ 23,526	€ 14,610
Segment adjusted EBITDA %	13.553%	12.736%	10.2474%